Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment consists of the following:

	December 31,
	2011	2012
	(In thousands)
Land	$69,904	$68,573
Leasehold improvements	120,369	128,468
Buildings	361,081	352,677
Furniture and equipment	225,363	246,858
Construction-in-progress	9,686	21,648

	786,403	818,224
Less: accumulated depreciation	276,375	316,672

Total property and equipment	$510,028	$501,552

        Depreciation expense was $64.1 million, $69.8 million and $62.5 million for the years ended December 31, 2010, 2011 and 2012, respectively.